U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
U.S. Bancorp (Parent Company)

NOTE 25	U.S. Bancorp (Parent Company)
Condensed Balance Sheet

At December 31 (Dollars in Millions)	2021	2020

Assets
Due from banks, principally interest-bearing	$8,369	$12,279
Available-for-sale investment securities	1,209	1,469
Investments in bank subsidiaries	51,432	52,551
Investments in nonbank subsidiaries	3,632	3,286
Advances to bank subsidiaries	9,600	3,850
Advances to nonbank subsidiaries	707	1,118
Other assets	898	869

Total assets	$75,847	$75,422

Liabilities and Shareholders’ Equity
Long-term debt	$18,902	$20,924
Other liabilities	2,027	1,403
Shareholders’ equity	54,918	53,095

Total liabilities and shareholders’ equity	$75,847	$75,422
Condensed Income Statement

Year Ended December 31 (Dollars in Millions)	2021	2020	2019

Income
Dividends from bank subsidiaries	$7,000	$1,500	$7,100
Dividends from nonbank subsidiaries	2	24	6
Interest from subsidiaries	112	172	317
Other income	46	85	25

Total income	7,160	1,781	7,448

Expense
Interest expense	348	433	551
Other expense	154	140	140

Total expense	502	573	691

Income before income taxes and equity in undistributed income of subsidiaries	6,658	1,208	6,757
Applicable income taxes	(53)	(78)	(92)

Income of parent company	6,711	1,286	6,849
Equity in undistributed income of subsidiaries	1,252	3,673	65

Net income attributable to U.S. Bancorp	$7,963	$4,959	$6,914
Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2021	2020	2019

Operating Activities
Net income attributable to U.S. Bancorp	$7,963	$4,959	$6,914
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,252)	(3,673)	(65)
Other, net	(85)	907	231

Net cash provided by operating activities	6,626	2,193	7,080

Investing Activities
Proceeds from sales and maturities of investment securities	200	258	291
Purchases of investment securities	–	–	(1,013)
Net (increase) decrease in short-term advances to subsidiaries	411	347	578
Long-term advances to subsidiaries	(7,000)	–	(2,600)
Principal collected on long-term advances to subsidiaries	1,250	–	2,550
Other, net	(269)	379	(341)

Net cash provided by (used in) investing activities	(5,408)	984	(535)

Financing Activities
Net increase (decrease) in short-term borrowings	–	(8)	8
Proceeds from issuance of long-term debt	1,300	2,750	3,743
Principal payments or redemption of long-term debt	(3,000)	(1,200)	(1,500)
Proceeds from issuance of preferred stock	2,221	486	–
Proceeds from issuance of common stock	43	15	88
Repurchase of preferred stock	(1,250)	–	–
Repurchase of common stock	(1,555)	(1,672)	(4,525)
Cash dividends paid on preferred stock	(308)	(300)	(302)
Cash dividends paid on common stock	(2,579)	(2,552)	(2,443)

Net cash used in financing activities	(5,128)	(2,481)	(4,931)

Change in cash and due from banks	(3,910)	696	1,614
Cash and due from banks at beginning of year	12,279	11,583	9,969

Cash and due from banks at end of year	$8,369	$12,279	$11,583
Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.
Dividend payments to the Company by its subsidiary bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiary to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods.
Furthermore
, dividends are restricted by minimum capital constraints for all national banks.